Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Increase in operating loss carryforwards					7,170,000
Operating loss carryforwards					$ 56,083,000	48,913,000
Operating loss carryforwards, latest expiration year					2033
Operating loss carryforwards, expiration date					various years through 2033
Net deferred tax asset recognized					$ 0	$ 0
Change period for unrecognized tax benefits					12 months